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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro                            Evanston, IL        August 16, 2010
-------------------------------------   ----------------------   ---------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:   $163,798
                                        (thousands)

List of Other Included Managers: NONE
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                           FORM 13F INFORMATION TABLE

   COLUMN 1     COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                               VOTING AUTHORITY
NAME OF         TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
ISSUER            CLASS     CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
XTO ENERGY INC  COM       98385X106    149839  3,220,262  SH         SOLE                  3,220,262
XTO ENERGY INC  COM       98385X956     13959    300,000  SH   PUT   SOLE                    300,000